Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

Note 18. Subsequent Events

Closing of Merger and Additional Magnetar Funding

As described in Note 1, on October 12, 2021, we successfully completed the Merger, at which time the common stock of our now direct parent entity — Appgate, Inc. — began quoting on the OTC. Shortly after closing the Merger, the symbol Appgate, Inc. was quoted on the OTC under was updated from “NTWN” to “APGT”. In connection with the closing of the Merger, Appgate issued an additional $25.0 million in aggregate principal balance in Notes to Magnetar. In addition, on October 12, 2021, in connection with the closing of the Merger, Appgate, Inc. entered into a supplemental agreement (the “Supplemental Agreement”) with Appgate and Magnetar, as representative of the holders of the Notes, pursuant to which Appgate, Inc., among other things, unconditionally guaranteed all of Appgate’s obligations related to the Notes and assumed all of Appgate’s conversion obligations and change of control conversion obligations described herein.

2021 Incentive Compensation Plan

The Company’s 2021 Incentive Compensation Plan became effective on October 12, 2021.

Note 17. Subsequent Events

Closing of Brainspace Sale

On January 20, 2021, we completed the sale of 100% of the outstanding equity interests of our formerly wholly owned subsidiary, Brainspace, for $125.0 million and recognized a gain on sale of $58.8 million. We do not expect any significant continuing involvement with Brainspace after consummation of the sale.

Stock Split

On February 7, 2021, Appgate effected a 500-for-1 split of its common stock in the form of a stock dividend to SIS Holdings, the only stockholder of record as of the record date for the split. Immediately prior to the split, Appgate had one (1) share of common stock outstanding. Following the split, SIS Holdings held and currently holds 500 shares of Appgate’s common stock, which represents 100% of Appgate’s currently outstanding shares of common stock. We have retrospectively adjusted common stock outstanding for all periods presented to take into account the stock split.

Settlement of Promissory Notes and Transition Services Agreement with Cyxtera

On February 8, 2021, we repaid Cyxtera $20.6 million, representing the entirety of the then outstanding principal and interest under the Promissory Note held by Cyxtera, and we made a partial repayment of $99.0 million to the Management Company on the then outstanding principal and interest of $133.6 million under the Promissory Note held by the Management Company. On that same date, the Management Company issued us a payoff letter, extinguishing the balance remaining unpaid following such repayment. Because Cyxtera was our direct parent at the time of issuance of the Promissory Notes and an affiliate under common control with us at the time of repayment, we recognized the note extinguishment of $34.6 million as a capital contribution. In addition, we made a payment of $1.0 million to Cyxtera (and/or its subsidiaries) as settlement in full of trade balances with Cyxtera and its subsidiaries and other amounts due to/from under the Intercompany Master Services Agreement and the Transition Services Agreement described in Note 2 — Transactions with Former Parent — Cyxtera, which trade balances and other amounts totaled $2.6 million.

Merger Agreement with Newtown and Convertible Notes

On February 8, 2021, we entered into the Merger Agreement with Newtown and Merger Sub. Pursuant to the Merger Agreement, Merger Sub has agreed to merge with and into Appgate with Appgate surviving the Merger as a wholly owned subsidiary of Newtown. The Merger is expected to be consummated in the fourth quarter of the calendar year 2021, subject to the fulfillment of certain conditions. Prior to the consummation of the Merger, we expect Newtown to adopt, and its stockholders to approve, the 2021 Appgate, Inc. Incentive Stock Plan (the “2021 Plan”). Upon consummation of the Merger, the current owners of Appgate are expected to retain approximately 88.89% ownership of the combined company (assuming no conversion of the Notes (as defined below) and not giving effect to any shares issuable under the 2021 Plan).

On the same date, we also announced that Magnetar Financial LLC, together with its affiliates, agreed to invest up to $100.0 million in convertible notes. Under the terms of the investment, we issued $50.0 million in aggregate principal amount of convertible notes at the signing of the Merger Agreement (the “Initial Notes”), expect to issue $25.0 million in aggregate principal amount of convertible notes upon closing of the Merger (the “Additional

Notes”), and may issue up to an additional $25.0 million in aggregate principal amount of convertible notes at the election of the holders of the notes, in one or more closings, on or prior to February 8, 2022 (the “Optional Notes” and, together with the Initial Notes and the Additional Notes, the “Notes”). Subject to certain exceptions, SIS Holdings will retain 100% of its existing equity in the combined company for at least 12 months post-closing of the Merger.

The Merger Agreement provides that we will pay all fees and expenses incurred by Newtown in connection with consummating the Merger; provided, that, in the event the Merger Agreement is terminated and the closing of the Merger does not occur, we would be responsible for any such fees and expenses only in the event the Merger Agreement is terminated by Newtown due to our breach under certain circumstances set forth in the Merger Agreement. Through the date of issuance of these financial statements, we have paid $0.2 million on behalf of Newtown. As described in Note 1, the Merger is expected to be consummated during the fourth quarter of calendar year 2021.

Amendment to SIS Holdings Plan and Early Settlement of LTI Plan

Effective July 29, 2021, the SIS Holdings Plan was amended as further described in Note 11 — Profit Interest Units of SIS Holdings LP. On July 29, 2021, Cyxtera consummated the Cyxtera Transaction and as further described on Note 12 — Cyxtera Management, Inc. Long-Term Incentive Plan, the consummation of the Cyxtera Transaction resulted in an “Early Settlement Event” under the LTI Plan.

Newtown Lane Marketing, Incorporated [Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 7 — SUBSEQUENT EVENTS

In connection with Merger Agreement with Appgate described in Note 1, subsequent to September 30, 2021, Appgate paid an additional $7,373 on behalf of the Company and the amount is recorded as Due to Unrelated Party until the closing date.

NOTE 7 — SUBSEQUENT EVENTS

In connection with Merger Agreement with Appgate (see Note 1), the Merger Agreement provides that from the date of the Merger Agreement (February 8, 2021) through the date of closing, all expenses incurred by Newtown in connection with consummating the merger with Appgate that are payable by Newtown prior to the closing shall be paid by Appgate. Subsequent to March 31, 2021, Appgate has paid $101,436 on behalf of Newtown and the amount is recorded as advances from Appgate until the closing date. If the merger were not to close under certain circumstances, those expenses that are payable by Newtown or paid by Appgate on behalf of Newtown would be obligations of Newtown. The Merger is expected to be consummated in the second quarter of 2021, subject to the fulfillment of certain closing conditions.